UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  780 3rd Avenue, 45th Floor
          New York, NY 10017-2024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  January 23, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    36920

List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D FREEMARKETS INC COM STK        COMMON STOCK     356602102     1288   200000 SH       SOLE     01          200000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     4875  1500000 SH       SOLE     01         1500000        0        0
D HUTCHINSON TECHNOLOGY INC      COMMON STOCK     448407106     3105   150000 SH       SOLE     01          150000        0        0
D HUTCHINSON TECHNOLOGY INC      OPTIONS - CALLS  4484070BX     5175   250000 SH  CALL SOLE     01          250000        0        0
D INTERDIGITAL COMMUNICATIONS CO COMMON STOCK     45866A105     2912   200000 SH       SOLE     01          200000        0        0
D INTERWOVEN INC COM STK         COMMON STOCK     46114T102      650   250000 SH       SOLE     01          250000        0        0
D KANA SOFTWARE INC NEW          COMMON STOCK     483600300      491   249400 SH       SOLE     01          249400        0        0
D LIQUIDMETAL TECHNOLO GIES INC  COMMON STOCK     53634X100     2570   250000 SH       SOLE     01          250000        0        0
D MACROVISION CORP COM           COMMON STOCK     555904101     3208   200000 SH       SOLE     01          200000        0        0
D MAXTOR  CORP COM               COMMON STOCK     577729205     4048   800000 SH       SOLE     01          800000        0        0
D READ-RITE CORP USD C OM        COMMON STOCK     755246105      525  1500000 SH       SOLE     01         1500000        0        0
D REALNETWORKS INC COM           COMMON STOCK     75605L104     1524   400000 SH       SOLE     01          400000        0        0
D ROXIO INC COM STK              COMMON STOCK     780008108     1908   400000 SH       SOLE     01          400000        0        0
D SONICBLUE CONV SUB NOTES       CONVRT BONDS     784849AC5     4276 25151000 SH       SOLE     01        25151000        0        0
D TTR INC COM                    COMMON STOCK     87305U102      365  2145800 SH       SOLE     01         2145800        0        0
S REPORT SUMMARY                 15 DATA RECORDS               36920        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED